Description Of Business And Basis Of Presentation (Policy)	12 Months Ended
Dec. 31, 2011
Description Of Business And Basis Of Presentation [Abstract]
Significant Accounting Policy

The consolidated financial statements include the accounts of the Partnership and all majority-owned subsidiaries where we have the ability to exercise control and undivided interests in jointly owned assets. Investments in greater than 20% owned affiliates that are not variable interest entities and where we do not have the ability to exercise control, and investments in less than 20% owned affiliates where we have the ability to exercise significant influence, are accounted for using the equity method. All intercompany balances and transactions have been eliminated.